INSURANCE GROUP STATUTORY FINANCIAL INFORMATION - Narrative (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($) prescribedAndPermittedPractice	Dec. 31, 2022 USD ($) prescribedAndPermittedPractice	Sep. 30, 2022	Sep. 30, 2021 USD ($)
Related Party Transaction [Line Items]
Number of prescribed and permitted practices | prescribedAndPermittedPractice	3	3
Statement of Statutory Accounting Principles 108
Related Party Transaction [Line Items]
Statutory accounting practices, statutory surplus, increase	$ 86,000,000	$ 86,000,000
Statutory accounting practices, statutory net income, decrease	$ 1,300,000,000	$ 1,400,000,000
Statutory accounting practices, hedging losses amortization period		5 years
Statutory accounting practices, statutory unassigned surplus, balance				$ 0
Regulation Number 213
Related Party Transaction [Line Items]
Statutory accounting practices, statutory surplus, increase (decrease) to new standard application		$ (1,900,000,000)
Statutory accounting practices, total asset required, percentage			100.00%
Statutory accounting practices, statutory net income, increase (decrease) to new standard application		(700,000,000)
Regulation Number 213 with Seperate Accounts
Related Party Transaction [Line Items]
Statutory accounting practices, statutory surplus, increase (decrease) to new standard application		2,200,000,000
Statutory accounting practices, statutory net income, increase (decrease) to new standard application		$ 2,300,000,000